Share-based Compensation - Schedule of Share-Based Compensation Cost (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
SBC cost, net of capitalized SBC associated with software development	$ 376	$ 265	$ 719	$ 506
Amortization of capitalized SBC associated with software development	1	0	1	0
Pre-tax SBC cost, net of capitalized SBC and amortization associated with software development	377	265	720	506
Less: income tax effect	78	48	150	94
Net SBC cost	299	217	569	412
Income Statement Location [Axis]: us-gaap:CostOfRevenue
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
SBC cost, net of capitalized SBC associated with software development	9	7	18	14
Income Statement Location [Axis]: us-gaap:ResearchAndDevelopmentExpense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
SBC cost, net of capitalized SBC associated with software development	267	197	514	371
Income Statement Location [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
SBC cost, net of capitalized SBC associated with software development	$ 100	$ 61	$ 187	$ 121